Liabilities from financing activities (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Net cash flows (used in) from financing activities		R$ (1,673,546)	R$ (672,023)	R$ (1,935,497)
Net cash flows from operating activities		2,168,772	705,562	753,936
Transfer of treasury shares
Issued capital [member]
IfrsStatementLineItems [Line Items]
Opening balance		4,039,112	3,009,436
Net cash flows (used in) from financing activities			420,734
Closing balance			4,039,112	3,009,436
Transaction with Non-controlling shareholders, shares to be issued and sale/transfer of treasury shares			608,942
Shares To Be Issued [Member]
IfrsStatementLineItems [Line Items]
Opening balance		3	1,180
Net cash flows (used in) from financing activities			926
Closing balance			3	1,180
Transaction with Non-controlling shareholders, shares to be issued and sale/transfer of treasury shares			(2,103)
Treasury shares [member]
IfrsStatementLineItems [Line Items]
Opening balance		(41,514)	(62,215)
Net cash flows (used in) from financing activities			588
Closing balance			(41,514)	(62,215)
Transaction with Non-controlling shareholders, shares to be issued and sale/transfer of treasury shares			20,113
Capital Reservers [Member]
IfrsStatementLineItems [Line Items]
Opening balance		208,711	207,246
Net cash flows (used in) from financing activities			(744,450)
Net cash flows from operating activities			21,578
Closing balance			208,711	207,246
Transaction with Non-controlling shareholders, shares to be issued and sale/transfer of treasury shares			724,337
Short And Long-Term Indebtedness [Member]
IfrsStatementLineItems [Line Items]
Opening balance		11,900,030	9,976,966	8,409,841
Net cash flows (used in) from financing activities		(263,764)	1,359,595	(814,710)
Net cash flows from operating activities		(912,651)	(704,409)	(615,027)
Write off lease		1,003,279
Transfer of treasury shares
Payment with issue of shares
Exchange rate changes, net		(701,966)	756,861	2,207,107
Exchange rate changes, net		1,092,589	896,091	727,318
Unrealized derivatives results		(132,626)	(186,804)
Share-based compensation
Closing balance		11,984,891	11,900,030	9,976,966
Property, plant and equipment acquisition through financing				25,974
Amortization with related assets			(198,270)
Factoring				411,457
Unrealized income (expenses) on derivatives				(374,994)
Leases [Member]
IfrsStatementLineItems [Line Items]
Opening balance		10,762,984	7,584,192	6,052,780
Net cash flows (used in) from financing activities		(2,357,341)	(1,449,285)	(1,058,692)
Net cash flows from operating activities		(58,357)	16,652	(4,530)
Write off lease		(459,480)
Transfer of treasury shares
Payment with issue of shares
Exchange rate changes, net		(720,497)	517,126	1,833,257
Exchange rate changes, net		1,316,619	880,626	818,529
Unrealized derivatives results
Share-based compensation
Closing balance		11,206,959	10,762,984	7,584,192
Property, plant and equipment acquisition through financing		2,723,031	3,255,646	454,248
Amortization with related assets			(41,973)
Variation in variable and short-term liabilities				18,731
Deposit in guarantee				(47,215)
Write-off				(704,164)
Contractual amendment				221,248
Issued capital [member]
IfrsStatementLineItems [Line Items]
Opening balance		4,039,112
Net cash flows (used in) from financing activities		694
Payment with issue of shares		591
Closing balance		4,040,397	4,039,112
Shares To Be Issued [Member]
IfrsStatementLineItems [Line Items]
Opening balance		3
Net cash flows (used in) from financing activities		588
Payment with issue of shares		(591)
Closing balance			3
Treasury shares [member]
IfrsStatementLineItems [Line Items]
Opening balance		(41,514)
Net cash flows (used in) from financing activities		37
Transfer of treasury shares		2,588
Closing balance		(38,910)	(41,514)
Capital Reservers [Member]
IfrsStatementLineItems [Line Items]
Opening balance		208,711
Net cash flows (used in) from financing activities		946,261
Transfer of treasury shares		(2,588)
Share-based compensation		26,184
Closing balance		1,178,568	208,711
Dividends And Interest On Shaholdersequity To Pay [Member]
IfrsStatementLineItems [Line Items]
Opening balance	[1]		23,139
Net cash flows (used in) from financing activities	[1]		(260,131)
Closing balance	[1]			R$ 23,139
Distribution of interim dividends	[1]		R$ 236,992

[1]	The amount is recorded in the Other liabilities group, in current liabilities.